12. Taxes (Details 1) - USD ($) $ in Millions		Jun. 30, 2020	Dec. 31, 2019
Disclosure of other taxes [line items]
Current assets, other taxes		$ 3,828	$ 1,051
Non-current assets, other taxes		3,054	3,939
Current liabilities, other taxes		2,822	3,424
Non-current liabilities, other taxes	[1]	378	535
Country of domicile [member]
Disclosure of other taxes [line items]
Current assets, other taxes		3,814	1,034
Non-current assets, other taxes		3,044	3,928
Current liabilities, other taxes		2,807	3,406
Non-current liabilities, other taxes	[1]	378	535
Country of domicile [member] | Current / Non-current ICMS (VAT) [member]
Disclosure of other taxes [line items]
Current assets, other taxes		357	555
Non-current assets, other taxes		332	364
Current liabilities, other taxes		419	759
Country of domicile [member] | Others [member]
Disclosure of other taxes [line items]
Current assets, other taxes		29	31
Non-current assets, other taxes		116	153
Current liabilities, other taxes		99	189
Non-current liabilities, other taxes		199	225	[1]
Country of domicile [member] | CIDE [member]
Disclosure of other taxes [line items]
Current assets, other taxes		3	31
Current liabilities, other taxes		28	45
Country of domicile [member] | Claim to recover PIS and COFINS [Member]
Disclosure of other taxes [line items]
Non-current assets, other taxes		643	820
Country of domicile [member] | Current / Non-current PIS and COFINS [member]
Disclosure of other taxes [line items]
Current assets, other taxes		334	417
Non-current assets, other taxes		1,953	2,591
Current liabilities, other taxes		1,463	252
Non-current liabilities, other taxes	[1]	37	44
Country of domicile [member] | Production taxes [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes		751	1,929
Non-current liabilities, other taxes	[1]	142	266
Country of domicile [member] | Withholding income taxes [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes		47	232
Country of domicile [member] | PIS and COFINS - exclusion of ICMS (VAT tax) from the basis of calculation [member]
Disclosure of other taxes [line items]
Current assets, other taxes		3,091
Abroad [member]
Disclosure of other taxes [line items]
Current assets, other taxes		14	17
Non-current assets, other taxes		10	11
Current liabilities, other taxes		$ 15	15
Non-current liabilities, other taxes	[1]

[1]	Other non-current taxes are classified as other non-current liabilities.